UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Latin America Equity Fund
	Shares	Value ($)
Equity Securities 99.3%
Belgium 3.9%
Anheuser-Busch InBev NV (ADR) (Cost $15,905,829)	177,000	16,940,670
Brazil 58.1%
Banco Bradesco SA (ADR) (a)	356,545	4,356,980
Banco do Brasil SA	640,000	6,359,743
BB Seguridade Participacoes SA*	2,765,810	22,355,858
BM&F BOVESPA SA	1,034,400	5,577,014
Brasil Pharma SA*	1,142,541	4,958,098
Braskem SA "A" (Preferred)*	52	401
BRF SA	1,908,200	40,650,720
Companhia Brasileira de Distribuicao Grupo Pao de Acucar "A" (Preferred)	481,384	21,351,939
Companhia de Bebidas das Americas (ADR) (Preferred) (a)	272,966	10,312,656
Companhia de Bebidas das Americas (Preferred)	322,550	12,160,574
Gafisa SA*	9,198,371	11,128,281
Gerdau SA (Preferred)	2,851,700	18,237,580
Grupo BTG Pactual (Units)	1,317,750	15,919,166
Itau Unibanco Holding SA (Preferred)	488,164	6,235,387
Itausa - Investimentos Itau SA (Preferred)	1,232,795	4,522,977
Lojas Americanas SA (Preferred)	1,880,000	13,111,009
OdontoPrev SA	1,158,800	4,749,284
Raia Drogasil SA	1,873,950	15,853,435
TOTVS SA	342,912	5,411,196
Ultrapar Participacoes SA	435,000	10,325,136
Vale SA	150,000	2,039,582
Vale SA (Preferred)	1,144,137	14,117,718

(Cost $260,424,460)		249,734,734
Chile 2.8%
Banco de Chile	35,814,268	5,108,856
CFR Pharmaceuticals SA	16,800,000	3,661,769
Corpbanca SA	315,597,745	3,132,332

(Cost $13,062,791)		11,902,957
Colombia 4.6%
Almacenes Exito SA	285,500	4,692,160
Ecopetrol SA	2,173,000	4,971,609
Ecopetrol SA (ADR) (a)	96,000	4,376,640
Grupo de Inversiones Suramericana SA	289,200	5,705,394

(Cost $19,505,240)		19,745,803
France 1.0%
Edenred (Cost $4,170,655)	130,600	4,195,329
Luxembourg 1.5%
Tenaris SA (ADR) (a) (b) (Cost $5,356,507)	144,000	6,400,800
Mexico 14.6%
Bolsa Mexicana de Valores SA	1,534,761	4,120,252
Cemex SAB de CV (ADR) (a)	5,952	68,508
Corporativo Fragua SAB de CV	176,000	3,100,350
Fomento Economico Mexicano SAB de CV (Units)	3,036,300	30,235,227
Grupo Carso SAB de CV "A1"	980,000	4,886,669
Grupo Financiero Inbursa SAB de CV "O"	2,785,260	6,513,532
Grupo Herdez SAB de CV	1,459,090	4,684,761
Grupo Mexico SAB de CV "B"	1,637,085	5,025,551
Promotora y Operadora de Infraestructura SAB de CV*	418,500	4,392,157

(Cost $51,403,400)		63,027,007
Panama 3.6%
Copa Holdings SA "A" (Cost $10,458,134)	110,650	15,399,160
Peru 3.4%
Grana y Montero SA (ADR)* (a)	246,924	5,160,712
Inretail Peru Corp.*	575,500	9,610,850

(Cost $16,809,093)		14,771,562
Puerto Rico 2.0%
Popular, Inc.* (Cost $8,183,011)	264,500	8,702,050
Spain 0.6%
Prosegur Cia de Seguridad SA (Registered) (Cost $2,775,764)	490,000	2,524,154
United States 3.2%
First Cash Financial Services, Inc.* (b)	174,785	9,333,519
Kansas City Southern	40,000	4,310,000

(Cost $14,141,153)		13,643,519

Total Equity Securities (Cost $422,196,037)		426,987,745

	Units	Value ($)
Other Investments 0.1%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (c) (Cost $657,478)	60,200	289,765

	Shares	Value ($)
Securities Lending Collateral 7.1%
Daily Assets Fund Institutional, 0.10% (d) (e) (Cost $30,592,159)	30,592,159	30,592,159
Cash Equivalents 0.7%
Central Cash Management Fund, 0.05% (d) (Cost $2,964,201)	2,964,201	2,964,201

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $456,409,876) †	107.2	460,833,870
Other Assets and Liabilities, Net	(7.2)	(30,871,405)

Net Assets	100.0	429,962,465

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $462,899,982.  At July 31, 2013, net unrealized depreciation for all securities based on tax cost was $2,066,112.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,261,538 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,327,650.

(a)	All or a portion of these securities were on loan. The value of securities loaned at July 31, 2013 amounted to $30,194,674 which is 7.0% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	657,478	289,765	0.07

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Securities
Belgium	$16,940,670	$—	$—	$16,940,670
Brazil	249,734,734	—	—	249,734,734
Chile	11,902,957	—	—	11,902,957
Colombia	19,745,803	—	—	19,745,803
France	—	4,195,329	—	4,195,329
Luxembourg	6,400,800	—	—	6,400,800
Mexico	63,027,007	—	—	63,027,007
Panama	15,399,160	—	—	15,399,160
Peru	14,771,562	—	—	14,771,562
Puerto Rico	8,702,050	—	—	8,702,050
Spain	—	2,524,154	—	2,524,154
United States	13,643,519	—	—	13,643,519
Other Investments	—	—	289,765	289,765
Short-Term Investments(f)	33,556,360	—	—	33,556,360
Total	$453,824,622	$6,719,483	$289,765	$460,833,870

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013